Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
Schedule of Nature of Relationships	Nature of relationships with related parties
Name	Relationship with the Company
Wenzhou Ailefu Technology Co. Ltd. (“Ailefu”)	An entity 100% owned by Xiangze
Hangzhou Xiangze Trading Co. Ltd. (“Xiangze”)	An entity 100% owned by Lingyi Kong
Wenzhou Weidi Technology Co. Ltd. (“Weidi”)	An entity 100% owned by Chuanlong Lin’s wife
Shanghai Fushishenye Mechanical and Electrical Equipment Co. Ltd. (“Fushishenye”)	An entity with Lingyi Kong as legal rep
Ruian Xiaobai New Energy Automobile Rental Co. Ltd. (“Xiaobai”)	An entity 30% owned by Shengling Xiang
Chuanlong Lin	Relative of Lingyi Kong; former controlling shareholder of New Focus
Shengling Xiang	Executive and legal rep of the Company
Lingyi Kong	Controlling shareholder of the Company
Chunhua Xiang	Relative of Lingyi Kong

Schedule of Net Outstanding Balances with Related Parties	Net outstanding balances with related parties consisted of the following as of June 30, 2024 and December 31, 2023:
Accounts	Name of related parties	June 30, 2024	December 31, 2023
Due to related party	Lingyi Kong	(2,186,790)	(1,877,489)
	Wenzhou Ailefu Technology Co. Ltd.	-	(405,640)
Total due to related parties		$(2,186,790)	$(2,283,129)